Revenues - Summary of Disaggregation of Revenues by Payor (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 25,943	$ 18,772	$ 60,037	$ 123,509	$ 143,985	$ 127,974
Commercial Third-party Payors
Disaggregation of Revenue [Line Items]
Total revenues	18,555	23,058	58,148	108,851	139,051	94,799
Government Health Benefit Programs
Disaggregation of Revenue [Line Items]
Total revenues	5,692	(5,513)	(3,374)	11,432	195	29,416
Patient/Laboratory Distribution Partners
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,696	$ 1,227	$ 5,263	$ 3,226	$ 4,739	$ 3,759